Bank Notes Payable (Details Textual 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Industrial and Commercial Bank of China [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due May 5, 2019	Due various dates from January 28, 2018 to May 27, 2018
Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due various dates from January 4, 2019 to June 27, 2019	Due various dates from February 10, 2018 to April 30, 2018